Provisions - Summary of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Beginning Balance	€ 6,932	€ 5,038
Accrued during the period	2,848	2,901
Utilization	(1,676)	(1,171)
Releases	(21)	(78)
Exchange rate differences	(527)	242
Ending Balance	7,556	6,932
Current	4,394	4,139
Non-current	3,162	2,793
Provision For Warranty
Disclosure Of Other Provisions [Line Items]
Beginning Balance	2,157	1,429
Accrued during the period	2,351	1,857
Utilization	(1,633)	(1,129)
Releases	0	0
Exchange rate differences	(3)	0
Ending Balance	2,872	2,157
Current	2,266	1,733
Non-current	606	424
Decommissioning
Disclosure Of Other Provisions [Line Items]
Beginning Balance	738	659
Accrued during the period	55	36
Utilization	0	0
Releases	0	0
Exchange rate differences	(87)	43
Ending Balance	706	738
Current	0	0
Non-current	706	738
Provision For Legal and Sundry Risks
Disclosure Of Other Provisions [Line Items]
Beginning Balance	3,690	2,570
Accrued during the period	426	999
Utilization	(43)	0
Releases	0	(78)
Exchange rate differences	(437)	199
Ending Balance	3,636	3,690
Current	2,128	2,406
Non-current	1,508	1,284
Provision For Agents and Directors Severance Indemnity
Disclosure Of Other Provisions [Line Items]
Beginning Balance	347	380
Accrued during the period	16	9
Utilization	0	(42)
Releases	(21)	0
Exchange rate differences	0	0
Ending Balance	342	347
Current	0	0
Non-current	€ 342	€ 347